Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2023	May 15, 2024
Document Information Line Items
Entity Registrant Name	MingZhu Logistics Holdings Limited
Trading Symbol	YGMZ
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		37,106,322
Amendment Flag	false
Entity Central Index Key	0001782037
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39564
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	27F, Yantian Modern Industry Service Center
Entity Address, Address Line Two	No. 3018 Shayan Road
Entity Address, Address Line Three	Yantian District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518081
Title of 12(b) Security	Ordinary shares, par value US$0.001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Auditor Firm ID	3487
Business Contact
Document Information Line Items
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, Postal Zip Code	518081
Contact Personnel Name	Puglisi & Associates
Entity Address, State or Province	DE
City Area Code	(302)
Local Phone Number	738-6680